SHARE CAPITAL (Details Textual) - USD ($)	1 Months Ended					3 Months Ended		6 Months Ended			12 Months Ended
	Oct. 29, 2018	Jul. 20, 2018	Dec. 31, 2017	Feb. 26, 2015	Feb. 13, 2015	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Jun. 12, 2018	Nov. 06, 2017
Share-based Compensation						$ 439,328	$ 762,208	$ 1,034,740		$ 1,013,256	$ 1,540,580	$ 1,001,950
Proceeds from Warrant Exercises								0		1,125,038	1,125,038	40,195
Debt Conversion, Original Debt, Amount			$ 50,000								9,171,604
Debt Conversion, Original Debt to be Converted, Amount									$ 1,220,629		$ 1,220,629
Debt Conversion, Converted Instrument, Shares to be Issued									263,639		263,639
Debt Conversion, Converted Instrument, Value of Shares to be Issued									$ 2,470,622		$ 2,470,622
Loss on Mark to Market Reevaluation								$ (2,048,697)		$ 0	376,674	$ 0
Market Value of Shares									$ 2,847,296		$ 2,847,296
Stock Issued During Period, Shares, Exchangeable Shares Excercised								21,572			24,250	13,938
Common Stock, Shares Authorized					200,000,000	500,000,000		500,000,000	250,000,000		250,000,000	150,000,000	500,000,000	250,000,000
Adjustments to Additional Paid in Capital, Stock Option and Warrant Reclassification								$ 1,173,534	$ (2,845,557)		$ (2,845,557)
Preferred Stock, Voting Rights				the Company issued one share of the Special Voting Preferred Stock, par value $0.001 per share
Stockholders' Equity, Reverse Stock Split					the Company implemented a 1-for-0.831105 reverse stock split of the common stock, which had previously been approved on September 24, 2014.
Gain Loss On Mark To Market Reevaluation											$ 376,674
Shares issued on conversion of loans (in shares)		683,395						263,639			985,370
Stock Issued During Period, Value, Conversion of Loans		$ 4,732,853						$ 2,470,622	$ 9,180,785		$ 9,180,785
Common Shares [Member]
Stock Issued During Period, Shares, Issued for Services												1,447
Stock Issued During Period, Value, Issued for Services												$ 59,500
Share-based Compensation												$ 43,562
Stock Issued During Period, Shares, Conversion of Convertible Securities								947,034
Subsequent Event [Member]
Stockholders' Equity, Reverse Stock Split	the Company effected a reverse stock split and thereafter Bionik's common stock began trading on the OTCQB market on a one-for-one hundred and fifty (1:150) split adjusted basis.
Investor Relation And Consultine Services [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 120.00
Number Of Warrants Exercised												1,747
Convertible Debt [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities								683,395
Convertible Debt [Member] | Common Shares [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities		263,639
Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 37.50		$ 37.50
Stock Issued During Period, Shares, Warrants Exercised											33,335
Proceeds from Warrant Exercises											$ 1,125,038